Short-Term Debt (Tables)	12 Months Ended
Sep. 30, 2012
Short-Term Debt [Abstract]
Summary Of Available Limits Under Line-Of-Credit Agreement

Available
Effective	Line-of-Credit

September 30, 2012	$3,000,000
October 25, 2012	5,000,000
January 25, 2013	3,000,000
February 24, 2013	1,000,000

Summary Of Line-Of-Credit

		September 30
	2012	2011	2010

Line-of-credit at year-end	$3,000,000	$3,000,000	$3,000,000
Outstanding balance at year-end	-	-	-
Highest month-end balance outstanding	-	-	-
Average daily balance	-	-	-
Average rate of interest during year on	0.00%	0.00%	0.00%
outstanding balances
Interest rate at year-end	1.22%	1.24%	1.26%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%